17. OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES (Details Narrative) (USD $)	12 Months Ended
Sep. 30, 2012
Other Significant Transactions With Related Parties Details Narrative
Directors fees	$ 195,000